SCHEDULE OF PORTFOLIO SEGMENT (Details) - Old Glory Holding Co [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gross loans	$ 17,702	$ 3,785
Less: Allowance for credit losses	(227)	(43)	$ (25)
NET LOANS	17,475	3,742
Residential Portfolio Segment [Member]
Gross loans	1,899	522
Less: Allowance for credit losses	(11)	(11)	(4)
Commercial Real Estate Portfolio Segment [Member]
Gross loans	10,268	960
Less: Allowance for credit losses	(96)	(1)	(7)
Commercial Portfolio Segment [Member]
Gross loans	3,917	1,724
Less: Allowance for credit losses	(109)	(27)	(13)
Consumer Portfolio Segment [Member]
Gross loans	1,618	579
Less: Allowance for credit losses	$ (11)	$ (4)	$ (1)